UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09973

Excelsior Venture Investors III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors LLC
100 Federal Street
Boston, MA 02110

  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-921-7951

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Excelsior Venture Investors III, LLC *
Portfolio of Investments July 31, 2009 (Unaudited)

Units		Fair Value	% of Net Assets **

	INVESTMENT PARTNERSHIP
187,409	Excelsior Venture Partners III, LLC	$22,209,020	100.04%

	TOTAL INVESTMENTS	22,209,020	100.04%
	OTHER ASSETS & LIABILITIES (NET)	(8,071)	(0.04)%
	NET ASSETS	$22,200,949	100.00%

*	The estimated cost of the Underlying Funds at July 31, 2009 for federal tax purposes is $38,750,424. This results in an unrealized loss for federal tax purposes of $16,541,404.
**	Calculated as fair value divided by the Fund's Net Assets.

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is enclosed.

PART I. FINANCIAL INFORMATION
Item 1. Financial Statements.

Excelsior Venture Partners III, LLC
Portfolio of Investments July 31, 2009 (Unaudited)

Principal Amount/Shares		Acquisition Date ##	Cost	Fair Value (Note 1)	% of Net Assets ****

	Private Companies ***
	Common Stock #
	Optical @
10,615,593	OpVista, Inc.	06/06-10/08	$15,393,312	$-	0.00%
			15,393,312	-	0.00%

	Medical Technology
7,882	Recorders and Medicare Systems (P) Ltd. *	12/08	382,623	-	0.00%
			382,623	-	0.00%

	Total Common Stock - Private Companies		15,775,935	-	0.00%

	Preferred Stocks #
	Enterprise Software
4,542,763	SOA Software, Inc., Series F Junior **	05/08	5,681,135	-	0.00%
			5,681,135	-	0.00%
	Life Sciences
1,999,999	Archemix Corporation, Series A	08/02 - 11/03	1,999,999	1,999,999	5.72%
700,000	Archemix Corporation, Series B	03/04 - 12/05	700,000	700,000	2.00%
			2,699,999	2,699,999	7.72%
	Wireless @
4,433,333	Ethertronics, Inc. Series B	06/01 - 05/04	6,650,000	6,650,000	19.01%
1,697,957	Ethertronics, Inc. Series C	05/05 - 04/07	2,546,936	2,546,936	7.28%
758,542	Ethertronics, Inc. Series D	3/09	1,137,813	1,137,813	3.25%
			10,334,749	10,334,749	29.54%

	Total Preferred Stocks - Private Companies		18,715,883	13,034,748	37.26%

	Warrants #, @
	Wireless
271,248	Ethertronics, Inc. Series C (expiration date 03/10)	05/05 - 04/07	-	-	0.00%

	Optical
675,313	OpVista, Inc., Series CC (expire 10/12 exercisable at $0.20 per share)	10/07	675	-	0.00%
	Total Warrants		675	-	0.00%

	Total - Private Companies		$34,492,493	$13,034,748	37.26%

Excelsior Venture Partners III, LLC
Portfolio of Investments July 31, 2009 (Unaudited)

Percent Owned &		Acquisition Date ##	Commitment	Cost	Fair Value (Note 1)	% of Net Assets ****

	Private Investment Funds ***, #
	Early-Stage Information Technology
0.98%	Sevin Rosen Fund IX, L.P.	10/04-07/09	$3,000,000	$1,911,609	$1,743,465	4.98%
2.36%	Tallwood II, L.P.	12/02-05/08	3,000,000	2,890,443	1,178,215	3.37%
1.70%	Valhalla Partners, L.P.	10/03-07/09	3,000,000	1,764,359	1,693,694	4.84%
			9,000,000	6,566,411	4,615,374	13.19%

	Early-Stage Life Sciences and Technology
1.55%	Burrill Life Sciences Capital Fund, L.P.	12/02-06/09	3,000,000	2,382,122	1,547,656	4.42%
1.35%	CHL Medical Partners II, L.P.	01/02-05/09	2,000,000	1,641,817	1,377,107	3.94%
1.03%	CMEA Ventures VI, L.P.	12/03-03/09	3,000,000	2,493,017	2,248,357	6.43%
			8,000,000	6,516,956	5,173,120	14.79%

	Multi-Stage Life Sciences, Communications and Health Care
0.38%	Advanced Technology Ventures VII, L.P.	08/01-12/08	2,700,000	1,920,404	1,962,533	5.61%
0.37%	Morgenthaler Partners VII, L.P.	07/01-10/07	3,000,000	1,883,167	1,275,356	3.65%
0.57%	Prospect Venture Partners II, L.P.	06/01-04/09	3,000,000	1,070,073	1,274,563	3.64%
			8,700,000	4,873,644	4,512,452	12.90%

	Total Private Investment Funds		25,700,000	17,957,011	14,300,946	40.88%

Shares	Investment Company
984,128	Dreyfus Government Cash Management Fund Institutional Shares			984,128	984,128	2.81%
	Total Investments		$25,700,000	$53,433,632	28,319,822	80.95%
	Other Assets & Liabilities (Net)				6,664,222	19.05%
	Net Assets				$34,984,044	100.00%

*	Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008. Recorders and Medicare Systems (P) Ltd. is based in India.
**	LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008. Shares of 4,542,763 include 4,239,912 shares held by the Company and 302,851 shares held in escrow for the benefit of the Company.
***	Restricted as to public resale and illiquid securities or investments. Total cost of restricted and illiquid securities or investments at July 31, 2009 was $52,449,504.
Total fair value of restricted and illiquid securities or investments owned at July 31, 2009 was $27,335,694 or 78.14% of net assets.
****	Calculated as fair value divided by the Company's Net Assets.
@
At July 31, 2009, the Company owned 5% or more of the Private Company's outstanding shares thereby making the Private Company an affiliate as defined by the Investment Company Act of 1940, as amended (the "Investment Company Act"). Total fair value of affiliated securities owned at July 31, 2009 (including investments in controlled affiliates) was $10,334,749 or 29.54% of net assets.

#	Non-income producing securities.
##	Disclosure is for restricted securities only.
&	Represents capital balance of the Company's investment as a percentage of Private Investment Fund's total capital.

Accounting Pronouncements

SFAS No. 157 “Fair Value Measurements” (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 Inputs that are unobservable.

As required by FAS 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at July 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Excelsior Venture Partners III, LLC	$-	$-	$22,209,020	$22,209,020
Totals	$-	$-	$22,209,020	$22,209,020

The following is a reconciliation of the investments in securities within Level 3 used in determining value:

Level 3
Balances as of October 31, 2008	$25,570,437
Net investment (loss)	(510,517)
Net realized (loss) on investments	(4,091,560)
Net increase in unrealized appreciation on investments	2,177,705
Net purchases/(sales proceeds)	(937,045)
Net transfers in and out of Level 3*	-
Balances as of July 31, 2009	$22,209,020

*	Transfers in and out of Level 3 are valued at the beginning of the period value.

Refer to the Fund’s Portfolio of Investments for additional information on the Fund’s investments in Excelsior Venture Partners III, LLC.

Net unrealized gains/(losses) in the table above relate to investments held at July 31, 2009.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

On April 9, 2009, the FASB issued FSP 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased Identifying Transactions that are not Orderly”. FSP 157-4 introduces some new required disclosures with respect to (i) inputs and valuation techniques and (ii) definition of "major category" (a term appearing in FAS 157) for securities. Refer to the Fund’s Portfolio of Investments for additional information on the Fund’s investments in Excelsior Venture Partners III, LLC. The Fund has adopted FSP 157-4 as of July 31, 2009 and has determined that it does not have a material impact on its financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Investors III, LLC

By (Signature and Title)* /s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date             September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date             September 29, 2009

By (Signature and Title)* /s/ Steven L. Suss
Steven L. Suss, Treasurer and Chief Financial Officer

Date             September 29, 2009

* Print the name and title of each signing officer under his or her signature.